CRYPTOCURRENCIES	12 Months Ended
Sep. 30, 2025
CRYPTOCURRENCIES
CRYPTOCURRENCIES

6.CRYPTOCURRENCIES

Cryptocurrencies are digital assets that are typically part of a decentralized system of recording transactions, new digital assets are issued based on reliance on cryptography to secure its transactions, to control the creation of additional digital assets, and to verify the transfer of assets.

The balance of cryptocurrencies at cost and at market value, is as follows:

	Quantity	Cost (USD) (a)	Cost (CAD) (a)	Market Value
SOL	435,159	$66,847,972	$105,371,837	$126,415,294
JTO	52,182	106,047	145,410	114,048
Balance at September 30, 2025		$66,954,019	$105,517,247	$126,529,342

	Quantity	Cost (USD) (a)	Cost (CAD) (a)	Market Value
Bitcoin	56.25	$1,684,587	$2,183,891	$4,816,138
SOL	100,763	14,580,870	19,977,930	20,759,374
Balance at September 30, 2024		$16,265,457	$22,161,821	$25,575,512
(a)	The cost is determined as the historical weighted average cost of the cryptocurrencies acquisitions and disposals.

The activity of the Company’s cryptocurrencies, excluding digital assets posted as collateral with third parties, for the year ended September 30, 2025 and the year ended September 30, 2024 is as follows:

Balance at September 30, 2023	$7,852,418
Cash purchases	19,690,454
Cash sales	(2,984,944)
Gain on sales	2,278,025
Staking income	287,476
Investment income received in cryptocurrencies	277,273
Cryptocurrencies posted as collateral	(7,969,119)
Crptocurrency collateral returned	2,407,478
Foreign exchange gain	3,113
Change in fair value	3,733,338
Balance at September 30, 2024	$25,575,512
Cash purchases	74,920,237
Cash sales	(8,677,328)
Purchases made with cryptocurrencies	15,702,439
Sales made with cryptocurrencies	(15,570,372)
Gain on cash sales	1,414,389
Gain on cryptocurrency traded for cryptocurrency	1,528,039
Staking and validating income before cost of sales paid in fiat	10,734,659
Expenses paid in cryptocurrencies	(582,302)
Investment income received in cryptocurrencies	132,067
Other income	66,927
Cryptocurrencies posted as collateral	(1,757,712)
Cryptocurrency collateral returned	2,763,872
Foreign exchange gain	176,479
Change in fair value	20,102,436
Balance at September 30, 2025	$126,529,342

During the year ended September 30, 2025 the Company resumed its treasury management investment strategy to generate income on its cryptocurrency assets, previously executed intermittently during the years ended September 30, 2024 and 2023. During the years ended September 30, 2025 and 2024, the treasury management investment strategy involves selling covered European call options (each, an “Option”) on OTC markets. The Company recognizes premium income upon the sale of an Option. In the event the Option expires in-the-money, the Company’s underlying Bitcoin used as collateral to sell the Option are sold at the strike price of the Option.

The activity of the Company’s cryptocurrencies posted as collateral during the years ended September 30, 2025 and 2024, is as follows:

Balance at September 30, 2023	$—
Cryptocurrencies posted as collateral	7,969,119
Cryptocurrency collateral returned	(2,407,478)
Investment income received in cryptocurrencies	95,568
Cash sales	(11,027,632)
Gain on sales	5,370,423
Balance at September 30, 2024	$—
Cryptocurrencies posted as collateral	1,757,712
Cryptocurrency collateral returned	(2,763,872)
Gain on sales	1,006,160
Balance at September 30, 2025	$—